Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date that the financial statements were issued. Based upon this review, other than as set forth below, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 23, 2026, the Company entered into an exchange agreement (the “Exchange Agreement”) with the accredited investors to exchange 750 outstanding shares of the Company’s Series C preferred stock (including accrued dividends thereon) for 216,525 shares of common stock at an exchange price of $3.91 per common share. No shares of Series C preferred stock remain outstanding.

On April 24, 2026, the Company sold 1,405,006 common shares, 3,679,737 pre-funded warrants, and 5,084,783 common warrants in a registered public offering pursuant to (i) a Form S-1 Registration Statement (as amended, the “Registration Statement”) (File No. 333 294887) filed with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Act”), and (ii) the related prospectus dated April 24, 2026 as filed with the Commission on April 27, 2026. The gross proceeds of this public offering were $12 million.

Interim Bridge Funding for Target Companies

On July 17, 2026, Auddia entered into a senior unsecured bridge note (each a “Bridge Note”) with each of Thramann Holdings, LT350, Influence, and Voyex. The purpose of the Bridge Notes is to provide a limited amount of interim funding and working capital to the Target Companies while the Merger Agreement is still pending.

The Bridge Notes were reviewed and approved by a Auddia’s special committee of independent and disinterested directors (the “Special Committee”) and Audit Committee.

Terms of the Bridge Notes

Amount and Funding

The maximum amount to be funded by Auddia under each of the Bridge Notes is up to (i) $360,000 for Thramann Holdings, (ii) $400,000 for LT350; (iii) $590,000 for Influence Healthcare; and (iv) $50,000 for Voyex. Amounts will be funded in tranches as mutually agreed to by the parties. Any advance in excess of $50,000 will require approval of the Auddia’s Audit Committee. No further amounts will be funded if the pending Merger Agreement is terminated.

Interest Rate; Maturity Date

Interest shall accrue at the rate of 8.0% per annum, compounded annually.

Unless earlier repaid or converted, outstanding principal and unpaid accrued interest on each Bridge Note shall be due and payable upon the earlier of (i) the second anniversary of the termination of the Merger Agreement or (ii) a change of control (as defined in the Bridge Notes) involving a particular Target Company. In the event of a change of control involving LT350, Influence or Voyex, the particular Target Company would owe a repayment premium equal to 50% of the outstanding principal amount of its Bridge Note.

Seniority and Security

The Bridge Notes are unsecured senior obligations of each Target Company. Each Target Company has agreed not to incur any debt that would be secured or senior to its Bridge Note.

Conversion Terms

The Thramann Holdings Bridge Note is not convertible.

If any of the other Target Companies consummates, on or prior to its Bridge Note maturity date, an equity financing pursuant to which it sells shares of its equity securities (the “Next Round Securities”), with an aggregate sales price of not less than the amount set forth below, excluding any and all indebtedness under the Bridge Note that is converted into Next Round Securities, and with the principal purpose of raising capital (a “Qualified Financing”), then all principal, together with all unpaid accrued interest under the particular Bridge Note, shall automatically convert into shares of the Next Round Securities at 80% of the cash price per share paid by the other purchasers of Next Round Securities in the Qualified Financing. The Qualified Financing threshold shall be (i) $3,000,000 for LT350; (ii) $2,000,000 for Influence; and $1,000,000 for Voyex.

Credit of Funds for Cash Merger Closing Condition

The Merger Agreement contains a closing condition that Auddia’s net cash at closing be at least equal to $12,000,000. The parties have agreed that any funds advanced by Auddia to the Target Companies under the Bridge Notes shall be credited to Auddia’s net cash at closing for purposes of this closing condition under the Merger Agreement.

The above summary of the Bridge Notes does not purport to be a complete summary of the Bridge Notes and is qualified in its entirety by reference to the full text of each of the Bridge Notes, copies of which are filed herewith as an exhibit and are incorporated by reference.